Condensed Consolidated Statements of Cash Flows (USD $)	6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010
Cash flows from Operating Activities:
Net income (loss)	$ (993,586)	$ 62,631	$ (1,171,921)	$ 142,305
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Depreciation and amortization	22,750	14,879	31,362	16,622
Stock based compensation			818,595
Change in operating assets and liabilities:
Accounts receivable	(234,899)	48,580	50,693	17,787
Increase (Decrease) in Due from Related Parties, Current	(69,710)
Prepaid expenses	21,680		(24,512)
Other assets	(1,124)	3,811	(7,389)	(7,317)
Amortization of beneficial conversion feature	2,198
Unearned revenue	52,069		32,988
Accounts payable and accrued expenses	309,826	1,326	204,618	17,814
Cash provided by (used in) operating activities	(890,796)	131,227	(65,566)	187,211
Investing Activities:
Purchases of property and equipment	(21,175)	(2,523)	(47,016)	(325,009)
Cash used in investing activities	(21,175)	(2,523)	(47,016)	(325,009)
Financing Activities:
Borrowings from long-term debt obligations			262,500	256,013
Repayments of long-term debt obligations	(17,022)	(15,715)	(38,715)	(31,907)
Proceeds from convertible promissory notes			170,000
Borrowings (Repayments) on line of credit, net	51,500	(6,000)
Payment of finance costs				(3,476)
Issuance of stock for cash	818,337		(137,495)	(97,712)
Payments on Capital Leases	(607)
Payments of Stock Issuance Costs		(86,995)
Cash provided by financing activities	852,208	(108,710)	256,290	122,918
Increase (decrease) in cash and cash equivalents	(59,764)	19,994	143,708	(14,880)
Cash and cash equivalents at beginning of period	198,500	54,792	54,792	69,672
Cash and cash equivalents at end of period	138,737	74,786	198,500	54,792
Supplemental schedule of cash paid during the year for:
Interest	14,898	12,616	24,407	14,825
Income taxes
Supplemental schedule of financing and investing activities:
Issuance of stock to repay debt	563,907
Capital lease obligation incurred for use of equipment	38,704
Beneficial conversion feature on convertible debt charged to additional paid in capital	$ 300,000